Stockholders' Deficiency - Schedule of Stock Options (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Outstanding Number of Options	3,018,700	2,168,950
Options Exercisable, Weighted Average Remaining Life In Years	7 years 9 months 18 days	7 years 7 months 6 days
Options Exercisable, Exercisable Number of Options	1,721,212	1,137,620
Exercise Price One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Outstanding Number of Options	1,707,000	857,000
Options Exercisable, Weighted Average Remaining Life In Years	9 years 3 months 19 days	9 years 4 months 24 days
Options Exercisable, Exercisable Number of Options	756,342	192,336
Exercise Price One [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price	$ 3.10	$ 3.10
Exercise Price One [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price	$ 3.99	$ 3.99
Exercise Price Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Outstanding Number of Options	1,234,200	15,000
Options Exercisable, Weighted Average Remaining Life In Years	6 years 9 months 18 days	8 years 10 months 24 days
Options Exercisable, Exercisable Number of Options	887,370	5,000
Exercise Price Two [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price	$ 4.00	$ 4.00
Exercise Price Two [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price	$ 4.99	$ 4.99
Exercise Price Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Outstanding Number of Options	5,000	35,000
Options Exercisable, Weighted Average Remaining Life In Years	7 years	7 years 6 months
Options Exercisable, Exercisable Number of Options	5,000	35,000
Exercise Price Three [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price	$ 5.00	$ 5.00
Exercise Price Three [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price	$ 5.99	$ 5.99
Exercise Price Four [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Outstanding Number of Options	37,500	318,750
Options Exercisable, Weighted Average Remaining Life In Years	6 years 6 months	7 years 3 months 18 days
Options Exercisable, Exercisable Number of Options	37,500	213,749
Exercise Price Four [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price	$ 6.00	$ 6.00
Exercise Price Four [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price	$ 19.99	$ 6.99
Exercise Price Five [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Outstanding Number of Options	35,000	507,000
Options Exercisable, Weighted Average Remaining Life In Years	4 years 8 months 12 days	8 years 7 months 6 days
Options Exercisable, Exercisable Number of Options	35,000	305,501
Exercise Price Five [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price	$ 20.00	$ 7.00
Exercise Price Five [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price	$ 30.00	$ 7.99
Exercise Price Six [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Outstanding Number of Options		32,250
Options Exercisable, Weighted Average Remaining Life In Years		8 years 6 months
Options Exercisable, Exercisable Number of Options		10,750
Exercise Price Six [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price		$ 8.00
Exercise Price Six [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price		$ 8.99
Exercise Price Seven [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Outstanding Number of Options		30,000
Options Exercisable, Weighted Average Remaining Life In Years		6 years 2 months 12 days
Options Exercisable, Exercisable Number of Options		13,334
Exercise Price Seven [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price		$ 9.00
Exercise Price Seven [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price		$ 9.99
Exercise Price Eight [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Outstanding Number of Options		198,000
Options Exercisable, Weighted Average Remaining Life In Years		6 years 6 months
Options Exercisable, Exercisable Number of Options		193,000
Exercise Price Eight [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price		$ 10.00
Exercise Price Eight [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price		$ 19.99
Exercise Price Nine [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Outstanding Number of Options		175,950
Options Exercisable, Weighted Average Remaining Life In Years		5 years 1 month 6 days
Options Exercisable, Exercisable Number of Options		168,950
Exercise Price Nine [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price		$ 20.00
Exercise Price Nine [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price		$ 30.00